Share-based payments - Schedule of Changes in Share Options (Details)														6 Months Ended
	Jun. 30, 2025 shares	May 23, 2024 shares benefeciary € / shares	Jul. 20, 2023 shares benefeciary € / shares	Jun. 22, 2022 shares benefeciary € / shares	Jun. 21, 2021 shares € / shares	Apr. 20, 2021 shares benefeciary € / shares	Mar. 11, 2020 shares benefeciary € / shares	Oct. 24, 2019 shares € / shares	Mar. 29, 2019 shares benefeciary € / shares	Mar. 06, 2018 shares benefeciary € / shares	Jan. 07, 2017 shares benefeciary € / shares	Nov. 03, 2016 shares benefeciary € / shares	Feb. 02, 2016 shares benefeciary € / shares	Jun. 30, 2025 shares € / shares
OSA 2016-1 P
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)													450,000
Total number of share options granted (in shares)													6,400
Total number of shares to which the share options were likely to give right (in shares)													6,400
Exercise price (in euros per share) | € / shares													€ 13.05
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	6,000
Total number of share options outstanding (in shares)	400													400
Maximum number of shares available for subscription (in shares)	400													400
Maximum total number of shares that may be subscribed (in shares)	400													400
OSA 2016-1 P | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary													2
OSA 2016-2
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)												450,000
Total number of share options granted (in shares)												4,000
Total number of shares to which the share options were likely to give right (in shares)												4,000
Exercise price (in euros per share) | € / shares												€ 14.26
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	0
Total number of share options outstanding (in shares)	4,000													4,000
Maximum number of shares available for subscription (in shares)	4,000													4,000
Maximum total number of shares that may be subscribed (in shares)	4,000													4,000
OSA 2016-2 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary												1
OSA 2017 O
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)											450,000
Total number of share options granted (in shares)											3,500
Total number of shares to which the share options were likely to give right (in shares)											3,500
Exercise price (in euros per share) | € / shares											€ 14.97
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	3,000
Total number of share options outstanding (in shares)	500													500
Maximum number of shares available for subscription (in shares)	500													500
Maximum total number of shares that may be subscribed (in shares)	500													500
OSA 2017 O | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary											2
OSA 2018
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)										526,800
Total number of share options granted (in shares)										62,000
Total number of shares to which the share options were likely to give right (in shares)										62,000
Exercise price (in euros per share) | € / shares										€ 12.87
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	12,000
Total number of share options outstanding (in shares)	50,000													50,000
Maximum number of shares available for subscription (in shares)	50,000													50,000
Maximum total number of shares that may be subscribed (in shares)	50,000													50,000
OSA 2018 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary										5
OSA 2019-1
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)									648,000
Total number of share options granted (in shares)									37,500
Total number of shares to which the share options were likely to give right (in shares)									37,500
Exercise price (in euros per share) | € / shares									€ 11.08
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	12,750
Total number of share options outstanding (in shares)	24,750													24,750
Maximum number of shares available for subscription (in shares)	24,750													24,750
Maximum total number of shares that may be subscribed (in shares)	24,750													24,750
OSA 2019-1 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary									12
OSA 2019 LLY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)								500,000
Total number of share options granted (in shares)								500,000
Total number of shares to which the share options were likely to give right (in shares)								500,000
Exercise price (in euros per share) | € / shares								€ 6.41
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	0
Total number of share options outstanding (in shares)	500,000													500,000
Maximum number of shares available for subscription (in shares)	0													0
Maximum total number of shares that may be subscribed (in shares)	500,000													500,000
OSA 2019 LLY | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)								500,000
OSA 2019 LLY | Corporate officers | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)								500,000
OSA 2020
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)							500,000
Total number of share options granted (in shares)							407,972
Total number of shares to which the share options were likely to give right (in shares)							407,972
Exercise price (in euros per share) | € / shares							€ 6.25
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	47,265
Total number of share options outstanding (in shares)	360,707													360,707
Maximum number of shares available for subscription (in shares)	360,707													360,707
Maximum total number of shares that may be subscribed (in shares)	360,707													360,707
OSA 2020 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)							180,000
OSA 2020 | Corporate officers | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)							120,000
OSA 2020 | Corporate officers | Anne-Juliette HERMANT
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)							60,000
OSA 2020 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary							104
OSA 2021-04 O
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)						850,000
Total number of share options granted (in shares)						143,200
Total number of shares to which the share options were likely to give right (in shares)						143,200
Exercise price (in euros per share) | € / shares						€ 13.74
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	104,668
Total number of share options outstanding (in shares)	38,532													38,532
Maximum number of shares available for subscription (in shares)	38,532													38,532
Maximum total number of shares that may be subscribed (in shares)	38,532													38,532
OSA 2021-04 O | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary						13
OSA 2021-04 P
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)						1,000,000
Total number of share options granted (in shares)						428,000
Total number of shares to which the share options were likely to give right (in shares)						428,000
Exercise price (in euros per share) | € / shares						€ 13.74
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	87,400
Total number of share options outstanding (in shares)	340,600													340,600
Maximum total number of shares that may be subscribed (in shares)	340,600													340,600
OSA 2021-04 P | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)						240,000
OSA 2021-04 P | Corporate officers | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)						180,000
OSA 2021-04 P | Corporate officers | Anne-Juliette HERMANT
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)						60,000
OSA 2021-04 P | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary						14
OSA 2021-06 P
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)					1,000,000
Total number of share options granted (in shares)					60,000
Total number of shares to which the share options were likely to give right (in shares)					60,000
Exercise price (in euros per share) | € / shares					€ 12.99
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	0
Total number of share options outstanding (in shares)	60,000													60,000
Maximum total number of shares that may be subscribed (in shares)	60,000													60,000
OSA 2021-06 P | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)					60,000
OSA 2021-06 P | Corporate officers | Bart VAN RHIJN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)					60,000
OSA 2021-06 O
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)					850,000
Total number of share options granted (in shares)					60,000
Total number of shares to which the share options were likely to give right (in shares)					60,000
Exercise price (in euros per share) | € / shares					€ 12.99
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	0
Total number of share options outstanding (in shares)	60,000													60,000
Maximum number of shares available for subscription (in shares)	60,000													60,000
Maximum total number of shares that may be subscribed (in shares)	60,000													60,000
OSA 2021-06 O | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)					60,000
OSA 2021-06 O | Corporate officers | Bart VAN RHIJN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)					60,000
OSA 2022-06 P
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)				1,000,000
Total number of share options granted (in shares)				170,400
Total number of shares to which the share options were likely to give right (in shares)				170,400
Exercise price (in euros per share) | € / shares				€ 4.16
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	46,620
Total number of share options outstanding (in shares)	123,780													123,780
Maximum total number of shares that may be subscribed (in shares)	123,780													123,780
OSA 2022-06 P | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary				83
OSA 2022-06 O
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)				850,000
Total number of share options granted (in shares)				410,500
Total number of shares to which the share options were likely to give right (in shares)				410,500
Exercise price (in euros per share) | € / shares				€ 4.16
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	30,500
Total number of share options outstanding (in shares)	380,000													380,000
Maximum number of shares available for subscription (in shares)	380,000													380,000
Maximum total number of shares that may be subscribed (in shares)	380,000													380,000
OSA 2022-06 O | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)				245,000
OSA 2022-06 O | Corporate officers | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)				150,000
OSA 2022-06 O | Corporate officers | Anne-Juliette HERMANT
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)				35,000
OSA 2022-06 O | Corporate officers | Bart VAN RHIJN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)				60,000
OSA 2022-06 O | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary				49
OSA 2023-01 O
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)			1,700,000
Total number of share options granted (in shares)			338,860
Total number of shares to which the share options were likely to give right (in shares)			338,860
Exercise price (in euros per share) | € / shares			€ 5.00		€ 5.00
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	20,000
Total number of share options outstanding (in shares)	318,860													318,860
Maximum number of shares available for subscription (in shares)	106,288													106,288
Maximum total number of shares that may be subscribed (in shares)	318,860													318,860
OSA 2023-01 O | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)			298,860
OSA 2023-01 O | Corporate officers | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)			200,116
OSA 2023-01 O | Corporate officers | Anne-Juliette HERMANT
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)			33,354
OSA 2023-01 O | Corporate officers | Bart VAN RHIJN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)			65,390
OSA 2023-01 O | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary			2
OSA 2024-01 O
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)		1,700,000
Total number of share options granted (in shares)		1,224,780
Total number of shares to which the share options were likely to give right (in shares)		1,224,780
Exercise price (in euros per share) | € / shares		€ 5.81			€ 5.81
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	5,250
Total number of share options outstanding (in shares)	1,219,530													1,219,530
Maximum number of shares available for subscription (in shares)	406,510													406,510
Maximum total number of shares that may be subscribed (in shares)	1,219,530													1,219,530
OSA 2024-01 O | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)		930,000
OSA 2024-01 O | Corporate officers | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)		500,000
OSA 2024-01 O | Corporate officers | Anne-Juliette HERMANT
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)		90,000
OSA 2024-01 O | Corporate officers | Bart VAN RHIJN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)		180,000
OSA 2024-01 O | Corporate officers | Louis Kayitalire
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)		160,000
OSA 2024-01 O | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary		107
OSA 2025-01 O
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)			1,700,000
Total number of share options granted (in shares)			8,000
Total number of shares to which the share options were likely to give right (in shares)			8,000
Exercise price (in euros per share) | € / shares			€ 3.36											€ 3.36
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	0
Total number of share options outstanding (in shares)	8,000													8,000
Maximum number of shares available for subscription (in shares)	0													0
Maximum total number of shares that may be subscribed (in shares)	8,000													8,000
OSA 2025-01 O | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)			0
OSA 2025-01 O | Corporate officers | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)			0
OSA 2025-01 O | Corporate officers | Anne-Juliette HERMANT
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)			0
OSA 2025-01 O | Corporate officers | Bart VAN RHIJN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)			0
OSA 2025-01 O | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary			2
OSA 2025-02 O
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)		1,700,000
Total number of share options granted (in shares)		1,241,005
Total number of shares to which the share options were likely to give right (in shares)		1,241,005
Exercise price (in euros per share) | € / shares		€ 2.97												€ 2.97
Number of shares subscribed (in shares)	0
Total number of share options lapsed or cancelled (in shares)	1
Total number of share options outstanding (in shares)	1,241,004													1,241,004
Maximum number of shares available for subscription (in shares)	0													0
Maximum total number of shares that may be subscribed (in shares)	1,241,004													1,241,004
OSA 2025-02 O | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)		945,000
OSA 2025-02 O | Corporate officers | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)		505,000
OSA 2025-02 O | Corporate officers | Anne-Juliette HERMANT
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)		100,000
OSA 2025-02 O | Corporate officers | Bart VAN RHIJN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)		190,000
OSA 2025-02 O | Corporate officers | Louis Kayitalire
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)		150,000
OSA 2025-02 O | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary		105